Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
Las Encinas S.A. de C.V. | #: 1
	$ 1,908,150	Taxes	MEXICO	México	Internal Revenue Service (Secretaría de Hacienda) [Member]	Aquila, Internal Revenue Service (Secretaría de Hacienda) [Member]	Iron Ore [Member]	Open Pit
Las Encinas S.A. de C.V. | #: 2
	1,073,190	Taxes	MEXICO	México	Ministry of Economy (Secretaría de Economía) [Member]	Aquila, Ministry of Economy (Secretaría de Economía) [Member]	Iron Ore [Member]	Open Pit
Las Encinas S.A. de C.V. | #: 3
	20,541	Fees	MEXICO	México	Ministry of Economy (Secretaría de Economía) [Member]	Aquila, Ministry of Economy (Secretaría de Economía) [Member]	Iron Ore [Member]	Open Pit
Las Encinas S.A. de C.V. | #: 4
	670,532	Taxes	MEXICO	México	Internal Revenue Service (Secretaría de Hacienda) [Member]	Palomas, Internal Revenue Service (Secretaría de Hacienda) [Member]	Iron Ore [Member]	Open Pit
Las Encinas S.A. de C.V. | #: 5
	377,123	Taxes	MEXICO	México	Ministry of Economy (Secretaría de Economía) [Member]	Palomas, Ministry of Economy (Secretaría de Economía) [Member]	Iron Ore [Member]	Open Pit
Las Encinas S.A. de C.V. | #: 6
	67,093	Fees	MEXICO	México	Ministry of Economy (Secretaría de Economía) [Member]	Palomas, Ministry of Economy (Secretaría de Economía) [Member]	Iron Ore [Member]	Open Pit
Las Encinas S.A. de C.V. | #: 7
	5,378,730	Fees	MEXICO	México	Ministry of Economy (Secretaría de Economía) [Member]	Other concessions without extraction at the moment, Ministry of Economy (Secretaría de Economía) [Member]	Iron Ore [Member]	Open Pit
Consorcio Minero Benito Juárez Peña Colorada S.A. de C.V. | #: 8
	1,398,934	Taxes	MEXICO	México	Internal Revenue Service (Secretaría de Hacienda) [Member]	Peña Colorada, Internal Revenue Service (Secretaría de Hacienda) [Member]	Iron Ore [Member]	Open Pit
Consorcio Minero Benito Juárez Peña Colorada S.A. de C.V. | #: 9
	6,194,566	Taxes	MEXICO	México	Ministry of Economy (Secretaría de Economía) [Member]	Peña Colorada, Ministry of Economy (Secretaría de Economía) [Member]	Iron Ore [Member]	Open Pit
Consorcio Minero Benito Juárez Peña Colorada S.A. de C.V. | #: 10
	15,787	Fees	MEXICO	México	Ministry of Economy (Secretaría de Economía) [Member]	Other concessions without extraction at the moment, Ministry of Economy (Secretaría de Economía) [Member]	Iron Ore [Member]	Open Pit
Consorcio Minero Benito Juárez Peña Colorada S.A. de C.V. | #: 17
	445,581	Fees	BRAZIL		Ministry of Economy (Secretaría de Economía) [Member]	Other concessions without extraction at the moment, Internal Revenue Service (Secretaría de Hacienda) [Member]	Iron Ore [Member]	Open Pit
Mineração Usiminas | #: 11
	12,627,991	Taxes	BRAZIL		Internal Revenue Services (Receita Federal do Brasil) [Member]	Mina Central, Internal Revenue Services (Receita Federal do Brasil) [Member]	Iron Ore [Member]	Open Pit
Mineração Usiminas | #: 12
	11,283,333	Royalties	BRAZIL		National Mining Agency (Agência Nacional de Mineração) [Member]	Mina Central, National Mining Agency (Agência Nacional de Mineração) [Member]	Iron Ore [Member]	Open Pit
Mineração Usiminas | #: 13
	2,555,252	Taxes	BRAZIL		State Finance Secretary (Secretaria de Estado de Fazenda de Minais Gerais) [Member]	Mina Central, State Finance Secretary (Secretaria de Estado de Fazenda de Minais Gerais) [Member]	Iron Ore [Member]	Open Pit
Mineração Usiminas | #: 14
	4,483,108	Taxes	BRAZIL		Internal Revenue Services (Receita Federal do Brasil) [Member]	Mina Oeste, Internal Revenue Services (Receita Federal do Brasil) [Member]	Iron Ore [Member]	Open Pit
Mineração Usiminas | #: 15
	4,005,736	Royalties	BRAZIL		National Mining Agency (Agência Nacional de Mineração) [Member]	Mina Oeste, National Mining Agency (Agência Nacional de Mineração) [Member]	Iron Ore [Member]	Open Pit
Mineração Usiminas | #: 16
	$ 907,149	Taxes	BRAZIL		State Finance Secretary (Secretaria de Estado de Fazenda de Minais Gerais) [Member]	Mina Oeste, State Finance Secretary (Secretaria de Estado de Fazenda de Minais Gerais) [Member]	Iron Ore [Member]	Open Pit